Trade payables (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts	₪ 23,151	$ 7,257	₪ 27,934
Checks payables	140	44	269
Total Trade payables	₪ 23,291	$ 7,301	₪ 28,203